Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2019	¥7,939
2020	7,017
2021	6,018
2022	5,543
2023	6,631
Thereafter	34,523

Total	¥67,671

Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2018, the amounts due are as follows:

Years ending March 31,	Millions of yen
2019	¥5,280
2020	3,764
2021	1,673
2022	751
2023	358
Thereafter	4

Total	¥11,830

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2017 and 2018:

	2017			2018
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥451,597	¥7,274	2024	¥488,297	¥7,294	2025
Transferred loans	167,799	1,300	2047	166,906	1,227	2058
Consumer loans	249,719	29,641	2018	297,153	37,596	2029
Housing loans	26,448	5,362	2048	28,408	5,021	2048
Other	935	307	2025	615	230	2025

Total	¥896,498	¥43,884	—	¥981,379	¥51,368	—